Financial Risk Management - Cash Flow Interest Rate Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Temporary investments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	$ 6,013,678	$ 5,498,219
Assets at fair value	6,013,678	5,498,219
Warrants issued by UHI
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	36,395,183	38,298,606
Assets at fair value	36,395,183	38,298,606
Long-term loan and interest receivable from GTAC
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	929,516	881,740
Assets at fair value	937,137	889,054
Increase (Decrease) of Fair Value Over Carrying Value of assets	7,621	7,314
Held-to-maturity investments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	287,605	335,833
Assets at fair value	284,443	334,807
Increase (Decrease) of Fair Value Over Carrying Value of assets	(3,162)	(1,026)
Available-for-sale investments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	7,297,577	6,456,392
Assets at fair value	7,297,577	6,456,392
Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	2,263,874	647,770
Assets at fair value	2,263,874	647,770
Notes due 2021
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	6,000,000	6,000,000
Liabilities at fair value	6,090,900	5,953,980
Notes due 2022
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	5,000,000	5,000,000
Liabilities at fair value	5,063,300	4,942,230
Notes due 2027
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	4,500,000
Liabilities at fair value	4,442,940
Finance lease obligations
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	5,622,774	6,391,826
Liabilities at fair value	5,360,933	5,763,903
Other notes payable
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	3,684,060	4,853,025
Liabilities at fair value	3,319,414	4,143,984
Interest rate risk | Warrants issued by UHI
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	3,639,518	3,829,861
Interest rate risk | Long-term loan and interest receivable from GTAC
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	101,335	96,219
Interest rate risk | Held-to-maturity investments
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	25,282	32,455
Interest rate risk | Available-for-sale investments
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	729,758	645,639
U.S. dollar | 6% Senior Notes due 2018
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities		10,317,800
Liabilities at fair value		10,858,040
Increase (Decrease) of Fair Value Over Carrying Value of liabilities		540,240
U.S. dollar | 6.625% Senior Notes due 2025
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	11,823,060	12,381,360
Liabilities at fair value	14,065,776	14,151,151
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	2,242,716	1,769,791
U.S. dollar | 4.625% Senior Notes due 2026
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	5,911,530	6,190,680
Liabilities at fair value	6,278,104	6,229,991
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	366,574	39,311
U.S. dollar | 8.50% Senior Notes due 2032
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	5,911,530	6,190,680
Liabilities at fair value	7,985,945	7,566,868
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	2,074,415	1,376,188
U.S. dollar | 6.625% Senior Notes due 2040
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	11,823,060	12,381,360
Liabilities at fair value	14,583,508	13,039,801
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	2,760,448	658,441
U.S. dollar | 5% Senior Notes due 2045
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	19,705,100	20,635,600
Liabilities at fair value	20,068,856	17,713,393
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	363,756	(2,922,207)
U.S. dollar | 6.125% Senior Notes due 2046
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	17,734,590	18,572,040
Liabilities at fair value	21,016,731	18,580,026
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	3,282,141	7,986
U.S. dollar | Interest rate risk | 6% Senior Notes due 2018
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value		1,626,044
U.S. dollar | Interest rate risk | 6.625% Senior Notes due 2025
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	3,649,294	3,184,906
U.S. dollar | Interest rate risk | 4.625% Senior Notes due 2026
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	994,384	662,310
U.S. dollar | Interest rate risk | 8.50% Senior Notes due 2032
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	2,873,010	2,132,875
U.S. dollar | Interest rate risk | 6.625% Senior Notes due 2040
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	4,218,799	1,962,421
U.S. dollar | Interest rate risk | 5% Senior Notes due 2045
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	2,370,642	(1,150,868)
U.S. dollar | Interest rate risk | 6.125% Senior Notes due 2046
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	5,383,814	1,865,989
Mexican peso | 7.38% Notes due 2020
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	10,000,000	10,000,000
Liabilities at fair value	9,702,300	9,791,680
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(297,700)	(208,320)
Mexican peso | Notes due 2021
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	6,000,000	6,000,000
Liabilities at fair value	6,090,900	5,953,980
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	90,900	(46,020)
Mexican peso | Notes due 2022
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	5,000,000	5,000,000
Liabilities at fair value	5,063,300	4,942,230
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	63,300	(57,770)
Mexican peso | Notes due 2027
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	4,500,000
Liabilities at fair value	4,442,940
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(57,060)
Mexican peso | 8.49% Senior Notes due 2037
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,085,685	4,031,550
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(414,315)	(468,450)
Mexican peso | 7.25% Senior Notes due 2043
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	6,500,000	6,500,000
Liabilities at fair value	5,085,925	4,712,500
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(1,414,075)	(1,787,500)
Mexican peso | Notes payable to Mexican banks
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	14,142,027	9,618,686
Liabilities at fair value	13,917,175	9,331,330
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(224,852)	(287,356)
Mexican peso | Finance lease obligations
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	5,622,774	6,391,826
Liabilities at fair value	5,360,933	5,763,903
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(261,841)	(627,923)
Mexican peso | Other notes payable
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	3,684,060	4,853,025
Liabilities at fair value	3,319,414	4,143,984
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(364,646)	(709,041)
Mexican peso | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities		5,508
Liabilities at fair value		5,508
Mexican peso | Interest rate risk | 7.38% Notes due 2020
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	672,530	770,848
Mexican peso | Interest rate risk | Notes due 2021
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	699,990	549,378
Mexican peso | Interest rate risk | Notes due 2022
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	569,630	436,453
Mexican peso | Interest rate risk | Notes due 2027
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	387,234
Mexican peso | Interest rate risk | 8.49% Senior Notes due 2037
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(5,746)	(65,295)
Mexican peso | Interest rate risk | 7.25% Senior Notes due 2043
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(905,482)	(1,316,250)
Mexican peso | Interest rate risk | Notes payable to Mexican banks
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,166,866	645,777
Mexican peso | Interest rate risk | Finance lease obligations
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	274,252	(51,533)
Mexican peso | Interest rate risk | Other notes payable
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	$ (32,705)	$ (294,643)